Deferred Income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income
Summary of deferred income

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	19,143	—
Yarrow up-front payment and premium on equity consideration	73	—
Foundation for Fighting Blindness grant	561	623
Horizon 2020 grant	25	77
Total deferred income	19,802	700
Current portion	(5,115)	(700)
Total non-current deferred income	14,687	—